Commitments and Contingencies - Summary of Guarantees Provided by the Group for Third Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Used amount	₩ 8,437,703	₩ 7,316,298
Maturity	Jun. 5, 2025
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Shinhan Bank [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Gasan Solar Power Plant Inc.
Limit	₩ 4,700
Used amount	₩ 1,035
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	SPP Inc.
Limit	₩ 3,250
Used amount	₩ 624
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Korea Cell Inc.
Limit	₩ 3,250
Used amount	₩ 614
KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank Two [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	San-Ya Agricultural Association Corporation
Limit	₩ 3,250
Used amount	₩ 624
KT Hitel Co., Ltd. [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Cash payers
Limit	₩ 860
Used amount	₩ 0
KT Hitel Co., Ltd. [member] | NongHyup Agribusiness Group Inc And Others [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Mobile Voucher amount
Limit	₩ 30,000
Used amount	₩ 10,400
KT Hitel Co., Ltd. [member] | Emart Co., Ltd And Others [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Mobile Voucher amount
Limit	₩ 20,000
Used amount	₩ 300
Nasmedia Co Ltd [member] | Korea Securities Finance Corp [Member]
Disclosure of detailed information about borrowings [line items]
Subject to payment guarantees	Stockholders Association Members
Nasmedia Co Ltd [member] | Korea Securities Finance Corp [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Limit	₩ 5,654
Used amount	₩ 1,236
Bottom of range [member] | Suhyup Bank Two [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 7, 2021
Bottom of range [member] | KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 17, 2014
Bottom of range [member] | KT Hitel Co., Ltd. [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jul. 21, 2021
Bottom of range [member] | KT Hitel Co., Ltd. [member] | NongHyup Agribusiness Group Inc And Others [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 16, 2021
Bottom of range [member] | KT Hitel Co., Ltd. [member] | Emart Co., Ltd And Others [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 19, 2021
Top of range [member] | Suhyup Bank Two [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Shinhan Bank [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 8, 2025
Top of range [member] | KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Engineering Co Ltd KT ENGCORE Co Ltd [Member] | Suhyup Bank One [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Feb. 16, 2024
Top of range [member] | KT Hitel Co., Ltd. [member] | Cash payers [member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Apr. 15, 2022
Top of range [member] | KT Hitel Co., Ltd. [member] | NongHyup Agribusiness Group Inc And Others [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jan. 14, 2022
Top of range [member] | KT Hitel Co., Ltd. [member] | Emart Co., Ltd And Others [Member] | Guarantees [member]
Disclosure of detailed information about borrowings [line items]
Maturity	Jun. 17, 2022